Assets held for sale (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Assets held for sale [Abstract]
Proportion of voting rights held by non-controlling interests		70.00%
Assets held for sale		$ (10,194)	$ 0
Bottom of range [member]
Assets held for sale [Abstract]
Receivables		45,000
Top of range [member]
Assets held for sale [Abstract]
Receivables		52,000
Arroyo Netherlands II B.V [Member]
Assets held for sale [Abstract]
Loan granted by entity		$ 18,500
Pemcorp SAPI de CV [Member]
Assets held for sale [Abstract]
Assets held for sale	$ 10,200